As filed with the Securities and Exchange Commission on October 23, 1998


                      Registration Nos. 33-67852; 811-7978

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____
                         Post-Effective Amendment No. 36



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 38


                                 NORTHSTAR TRUST
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                  300 First Stamford Place, Stamford, CT 06902
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)602-7881
                     --------------------------------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                  300 First Stamford Place, Stamford, CT 06902
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Steele, Esq.

                             Dechert, Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
         - - -



                  on [date], 1998 pursuant to paragraph (b)
         - - -



                  60 days after filing pursuant to paragraph (a)(1)
         - - -

                  on [date] pursuant to paragraph (a)(1)
         - - -


                  75 days after filing pursuant to paragraph (a)(2)
         - - -
7
           X      on December 31, 1998 pursuant to paragraph (a)(2) of Rule 485
         - - -

If appropriate, check the following box:

                  this post-effective amendment designates a new effective
       - - -      date for a previously filed post-effective amendment.

-------------------------------------------------------------

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 404(a)
                        UNDER THE SECURITIES ACT OF 1933



      The enclosed combined prospectus, Statement of Additional Information and Part C relate only to the Northstar ____________ Fund which is a separate series of the Northstar Trust (the "Trust") and do not amend in any respect the Trust's other investment series. Information relating to the Trust's other investment series is contained in previously filed Post-Effective Amendments.





                                     PART A


FORM N-1A PART A ITEM                                              PROSPECTUS CAPTION


1.  Cover Page                                                     Cover Page

2.  Synopsis                                                       What you pay to invest

3.  Condensed Financial Information                                Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where to go for more Information

4.  General Description of Registrant                              Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where to go for more Information

5.  Management of the Fund                                         Meet the Portfolio Managers; The Business
                                                                   of Mutual Funds

6.  Capital Stock and Other Securities                             Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; Mutual Fund Earnings
                                                                   and your Taxes; Where to go for more
                                                                   Information

7.  Purchases of Securities Being Offered                          Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; How Dealers
                                                                   are Compensated

8.  Redemption or Repurchase                                       Buying, Selling and Exchanging

9.  Legal Proceedings                                              Not Applicable





                                        CROSS REFERENCE SHEET
                                               PART B

FORM N-1A PART B ITEM                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  CAPTION

10.  Cover Page                                                   Cover Page

11.  Table of Contents                                            Table of Contents

12.  General Information & History                                Cover Page; Other Information

13.  Investment Objectives and Policies                           Cover Page; Investment Restrictions;
                                                                  Investment Techniques

14.  Management of the Fund                                       Trustees and Officers

15.  Control Persons and Principal                                N/A
     Holders of Securities

16.  Investment Advisory and Other                                Services of Northstar; the Subadvisers
     Services                                                     and the Administrator

17.  Brokerage Allocation and Other                               Portfolio Transactions and Brokerage
     Practices                                                    Allocation

18.  Capital Stock and Other                                      Purchases and Redemptions
     Securities

19.  Purchases, Redemptions and                                   Net Asset Value; Purchases and
                                                                  Redemptions

20.  Tax Status                                                   Dividends, Distribution and Taxes

21.  Underwriter                                                  Underwriter and Distribution Services

22.  Calculation of Performance Data                              Performance Information

23.  Financial Statements                                         Financial Statements


                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C in the Registration Statement.

                                   NORTHSTAR


                                     FUND
                                   PROSPECTUS
                               December 31, 1998

                                   (graphic)


This prospectus contains important information about investing in the Northstar
     Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the fund will achieve its objective. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

--------------------------------------------------------------------------------



(graphic)      OBJECTIVE

(graphic)      INVESTMENT
               STRATEGY

(graphic)      HOLDINGS


(graphic)      RISKS

(graphic)      WHAT
               YOU PAY
               TO INVEST



      These pages contain a description
      of the fund, including its objective, investment strategy, types of holdings, risks and portfolio managers.



      You'll also find:



      WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.



   NORTHSTAR FUND                               1
   MEET THE PORTFOLIO MANAGERS                  2
   YOUR GUIDE TO BUYING, SELLING AND
   EXCHANGING SHARES OF NORTHSTAR FUNDS         4
   MUTUAL FUND EARNINGS AND YOUR TAXES         11
   THE BUSINESS OF MUTUAL FUNDS                13
   THE RISKS OF INVESTING IN MUTUAL FUNDS      15
   WHERE TO GO FOR MORE INFORMATION

NORTHSTAR

FUND
                                                             Registrant
                                                             Northstar Trust


                                                             Portfolio managers
                                                             Timothy Devlin,
                                                             James Wiess
--------------------------------------------------------------------------------

OBJECTIVE      (graphic)


This fund's
objective is high
total return by investing in a diversified portfolio of equity securities.


INVESTMENT          (graphic)
STRATEGY

The fund invests primarily in large and mid-sized companies that the portfolio managers feel have above average prospects for growth. The portfolio managers select companies based on extensive research regarding projected company earnings and dividend and stock valuation. Using this research, the portfolio managers then rank the selected companies within their respective industry group according to their relative value with an emphasis on companies that the portfolio managers determine to be priced below their long-term value. After identifying the companies that the portfolio managers believe to be the most attractive per industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index. By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.


HOLDINGS       (graphic)

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks and other equity securities. It may also invest in other, higher-risk securities and engage in other investment practices. These are described in the section beginning on page 15.

RISKS          (graphic)

 Because it
invests in equities, the fund is
affected by changes in the stock market which could affect your investment in the fund. This fund is also subject to the risks associated with investing in mid-sized companies. Securities of mid-sized companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects. Please refer to the section beginning on page 15, THE RISKS OF INVESTING IN MUTUAL FUNDS.



--------------------------------------------------------------------------------
WHAT YOU PAY        (graphic)
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly
                                                 Class A      Class B        Class C
                                               ---------- -------------- --------------
  Maximum sales charge on your initial
  investment (as a % of offering price)    %        4.75        none           none
  Maximum deferred sales charge            %     none(1)      5.00(2)        1.00(2)

Operating expenses paid each year by the Fund
(as a % of average net assets)

                                        Class A   Class B   Class C
                                       --------- --------- --------
  Management fee                   %       0.70      0.70     0.70
  12b-1 fee(3)                     %       0.30      1.00     1.00
  Other expenses                   %       0.20      0.20     0.20
  TOTAL FUND OPERATING EXPENSES    %       1.20      1.90     1.90

                    Example
                    Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example -- actual expenses and performance may vary.



                      Year 1   Year 3
                     -------- -------
  Class A
  with redemption       $59     84
  ..................................
  Class B
  with redemption       $19     71
  without redemption    $60     93
  ..................................
  Class C
  with redemption       $19     30
  without redemption    $60     60
  ..................................

                                                             ------------------

                                                             (1) Except for
                                                                 purchases of
                                                                 $1 million or
                                                                 more, when you
                                                                 sell any of
                                                                 the shares
                                                                 within 18
                                                                 months of when
                                                                 you bought
                                                                 them. Please
                                                                 see page 6 for
                                                                 details.
                                                             (2) This charge
                                                                 decreases over
                                                                 time. Please
                                                                 see page 6 for
                                                                 details.
                                                             ------------------

                                                             (3) Because of the
                                                                 12b-1 fee,
                                                                long-term
                                                                shareholders
                                                                may pay more
                                                                than the
                                                                maximum
                                                                permitted
                                                                front-end sales
                                                                charge.

                (graphic) If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS
--------------------------------------------------------------------------------

Timothy Devlin
Timothy Devlin has co-managed the Northstar    Fund since inception. At J.P.
Morgan Investment Management, he serves as a Portfolio Manager and member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan Investment Management in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors. Mr. Devlin earned his BA in Economics from Union College.

James Wiess
James Wiess has co-managed the Northstar    Fund since inception. At J.P.
Morgan Investment Management, he serves as a Portfolio Manager and member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities startegies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan Investment Management in 1992, Mr. Wiess was a stock index arbitrager for seven years at Oppenheimer & Co. and a consultant for Data Resources. Mr. Wiess earned his BS from the Wharton School at the University of Pennsylvania. He is a Chartered Financial Analyst.
--------------------------------------------------------------------------------

SUB-ADVISER         J.P. MORGAN INVESTMENT MANAGEMENT
                    A registered investment adviser, J.P. Morgan Investment
                    Management serves as sub-adviser to the Northstar    Fund.
                    The company was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust
                    Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940.


                    J.P. Morgan Investment Management currently manages over $278 billion for high net worth individuals, institutions and pension funds. The company is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.


                    J.P. Morgan Investment Management receives a monthly fee for its services based on the average daily net assets of the fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.20%.

                                                                       MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS
--------------------------------------------------------------------------------

PERFORMANCE
PROFILE:

J.P. Morgan Investment Management
These figures demonstrate the historical track record of J.P. Morgan Investment Management. The figures have been provided by J.P. Morgan Investment Management and have not been verified or audited by Northstar. They do not indicate how
the Northstar    Fund or J.P. Morgan Investment Management will perform in the future.

(a) Results are gross of fees and include reinvestment of earnings.

J.P. Morgan has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). This total return method differs from the SEC method of calculating total return. AIMR did not prepare or review this data. The Fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.


The charts presented below show J.P. Morgan Investment Management's past performance in managing accounts with investment objectives, policies, techniques and restrictions substantially similar but not necessarily identical
to those of the Northstar    Fund.

The charts show average annual returns and the cumulative total return since December 1988 for a composite of the actual performance of all Research Enhanced Index accounts managed by J.P. Morgan from December 1988 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the S&P 500 Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.


                                    J.P. Morgan
                                     Investment
                                     Management        S&P 500
                               Composite (%)(a)      Index (%)
 1989                             30.68              31.59
 1990                             -2.08              -3.12
 1991                             30.21              30.33
 1992                             10.32               7.61
 1993                             10.82              10.03
 1994                              2.63               1.36
 1995                             38.85              37.44
 1996                             24.14              22.90
 1997                             34.43              33.32
 One year ended
 September 30, 1998               10.97               8.09
 Three years, ended
 September 30, 1998               24.48              22.56
 Five years, ended
 September 30, 1998               21.57              19.75
 Cumulative total return
 since December 31, 1988         423.92             375.97


                          1989 through 1998
J.P. Morgan Investment
    Management Composite                [PLOT POINTS TO BE SUPPLIED]

S&P 500 Index




                (graphic) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:
o first, choose a share class
o second, open a Northstar account and make your first investment
o third, choose one of several ways to buy, sell or exchange shares.
--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS

The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.

In addition to Class A, Class B and Class C, the fund offers Class I shares. Class I shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account. Class I shares may have different sales charges and other expenses, which may affect performance. You can obtain additional information concerning Class I shares by calling us at 1-800-595-7827.

We've listed actual expenses charged to the fund beginning on page 2.

 Maximum          CLASS A      no limit
amount you
can buy
                  CLASS B     $ 500,000
                  CLASS C     $ 750,000

Front-end        CLASS A     yes, varies by size of investment
sales charge
                 CLASS B      none
                 CLASS C      none

Deferred         CLASS A      only on investments of $1 million or more if you sell within 18 months sales charge
                 CLASS B      yes, if you sell within 5 years
                 CLASS C      yes, if you sell within 1 year

Service fee      CLASS A      0.25% per year
                 CLASS B      0.25% per year
                 CLASS C      0.25% per year

Distribution     CLASS A      0.05% per year
fee
                 CLASS B      0.75% per year
                 CLASS C      0.75% per year
Conversion       CLASS B      Class B shares convert to Class A shares after 8 years

                                                          YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------

FRONT-END SALES CHARGES
(Class A shares only)


                                                                                   Amount retained by
Your investment               Front-end sales charge                                          dealers
-----------------------   ------------------------------------------------------ --------------------
                                 as a percentage            as a percentage             as a percentage
                          of your net investment          of offering price           of offering price
                          ----------------------          -----------------           -----------------
 up to $99,999                            4.99                         4.75                        4.00
$100,000 to $249,000                      3.90                         3.75                        3.10
 $250,000 to $499,000                     2.83                         2.75                        2.30
$500,000 to $999,000                      2.04                         2.00                        1.70
 $1,000,000 and over                       --                           --                          --


WAYS TO REDUCE OR ELIMINATE SALES CHARGES
THERE ARE THREE WAYS YOU CAN REDUCE YOUR FRONT-END SALES CHARGES.

1. TAKE ADVANTAGE OF PURCHASES YOU'VE ALREADY MADE Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. TAKE ADVANTAGE OF PURCHASES YOU INTEND TO MAKE By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. BUY AS PART OF A GROUP OF INVESTORS
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:
  o you, your spouse and your children under the age of 21
  o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)
  o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:
  o an active or retired trustee, director, officer, partner or employee (including immediate family) of
       -- Northstar or of any of its affiliated companies
       -- any Northstar affiliated investment company --  a dealer that has a sales agreement with the distributor
       -- a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above
  o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

  o asset allocation and other fee-based programs for the benefit of clients
  o a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company
  o a Brandes employee, officer or partner
  o an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of a Northstar fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:
  o you have held the shares in the fund you're selling for at least six months, and you paid a sales charge when you bought them
  o you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund
  o you buy the shares of the fund within 60 days of the sale, and
  o the fund has the same or a similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information (SAI).




                (graphic) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------

DEFERRED SALES
CHARGES
(Classes A, B & C)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.


CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.



Your Investment    CDSC on shares being sold
 First $1,000,000 to $2,499,999        1.00%
 $2,500,000 to $4,999,999              0.50%
 $5,000,000 and over                   0.25%

CLASS B & C SHARES

Years after you
bought the shares     Class B        Class C
 1st year               5.00%          1.00%
 2nd year               4.00%            --
 3rd year               3.00%            --
 4th year               2.00%            --
 5th year               2.00%            --
 after 5 years            --             --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

o the shareholder dies or becomes disabled

o you're selling your shares through our systematic withdrawal program

o you're selling shares of a retirement plan and you are over 70 1/2 years old

o you're exchanging Class B or C shares for the same class of shares of another Northstar fund

o you fall into any of the waiver categories listed on page 5.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.

                                                          YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------


OPENING A
NORTHSTAR
ACCOUNT

Once you've chosen the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:
o $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)
o $250 for retirement accounts
o $25 if you are investing using our automatic investment plan (see page 9). Next, open an account in one of two ways:
o give a check to your financial consultant, who will open an account for you, or
o complete the application enclosed with this prospectus and mail it to us, along with your check made payable to Northstar Funds.


TAX-SHELTERED RETIREMENTS PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:
o Roth IRAs,
o IRAs,
o SEP-IRAs,
o Simple IRAs.



--------------------------------------------------------------------------------
BUYING, SELLING
AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:
o through your financial consultant
o directly, by mail or over the telephone
o using one of our automatic plans.
We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 9, but here are a few things you should know before you begin.



--------------------------------------------------------------------------------
HOW SHARES ARE
PRICED

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 Eastern Time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.



--------------------------------------------------------------------------------
SOME RULES FOR
BUYING

o The minimum amount of each investment after your first one is:
    - $100 for non-retirement accounts
    - $25 for retirement accounts
    - $25 if you are investing using our automatic investment plan (see page
       9).

o We record most shares on our books electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

o We have the right to refuse a request to buy shares.




                (graphic) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------



SOME RULES FOR
SELLING

o Selling your shares may result in a deferred sales charge. Please refer to the table on page 6.

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 11 for information about how this can affect your taxes.

o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.



--------------------------------------------------------------------------------
SOME RULES FOR
EXCHANGING

o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 11 for information about how this can affect your taxes.

o Before you make an exchange, be sure to request and read the sections of the prospectus of the fund you are exchanging to that discuss the shares you're exchanging to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds). You will not pay a sales charge on the exchange. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the funds.

o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS
--------------------------------------------------------------------------------


-----------------------------------------       -----------------------------
WAYS TO BUY, SELL OR EXCHANGE                   WHEN TO USE THIS OPTION
-----------------------------------------       -----------------------------
THROUGH YOUR FINANCIAL CONSULTANT               o buy
                                                o sell
                                                o exchange
-----------------------------------------       -----------------------------
BY MAIL
Please call us if you have any questions --     o buy
we can't process your request until we have     o sell
all of the documents we need.                   o exchange
-----------------------------------------       -----------------------------
BY TELEPHONE
To sign up for this service, complete           o sell
section 9 of the application or call us at      o exchange
1-800-595-7827.
-----------------------------------------       -----------------------------
AUTOMATIC INVESTMENT PLAN
To sign up for this service, complete           o buy
section 7 of the application or call us at
1-800-595-7827.
-----------------------------------------       -----------------------------
SYSTEMATIC WITHDRAWAL PROGRAM
To sign up for this service, complete           o sell
section 8 of the application or call us at
1-800-595-7827.



                (graphic) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS




--------------------------------------------------------------------------------


HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.
--------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:


Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o your account number

o your social security number or taxpayer identification number

o the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

o the dollar value or number of shares you want to buy, sell or exchange.

If you're BUYING include a check payable to Northstar Funds with your request.

If you're SELLING or EXCHANGING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o you are selling more than $50,000 worth of shares

o your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.
--------------------------------------------------------------------

You can SELL or EXCHANGE up to $50,000 of your shares by telephone.


Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern Time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.
--------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.
--------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program for an account you've already signed up on an automatic investment plan.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES
--------------------------------------------------------------------------------





HOW THE FUND
PAYS DISTRIBUTIONS

The fund distributes virtually all of its net investment income and net capital gains to shareholders once a year in the form of dividends.

As a shareholder, you are entitled to a share of the income and capital gains the fund distributes. The amount you receive is based on the number of shares you own.


DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account.

You can choose to reinvest your distributions in one of three ways:

o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.




                (graphic) If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES
--------------------------------------------------------------------------------

HOW YOUR
DISTRIBUTIONS
ARE TAXED


The fund intends to meet the requirements for being a tax-qualified regulated investment company, which means it generally does not pay federal income tax on the earnings it distributes to shareholders.


As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.


TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax- deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.


WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.


WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.


CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                                                                    THE BUSINESS
                                                                       OF MUTUAL
                                                                           FUNDS
--------------------------------------------------------------------------------


HOW THE FUND
IS ORGANIZED
AND MANAGED

The Northstar               Fund is a diversified mutual fund. The fund is a
series of the Northstar Trust, which is registered as an investment company with the SEC.

The trustees of the trust oversee the business affairs of the fund and are responsible for major decisions about the fund's investment objective and policies.

The fund does not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of the fund request it. Certain objectives and policies of the fund may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of the fund.

The day-to-day management of the fund is handled by the following companies and advisers appointed by the trustees:


INVESTMENT ADVISER

Oversees the investment management of the fund and provides advice and recommendations about investments made by the fund. The investment adviser is paid out of the fund's management fee, which is 0.70% of average daily net assets.

Northstar Investment Management Corporation 300 First Stamford Place Stamford, CT 06902


ADMINISTRATOR

Provides administrative, compliance and accounting services to the fund. The administrator receives an annual administrative services fee from the fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
300 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR

Markets the fund and distributes shares through financial consultants and other financial representatives.

Northstar Distributors, Inc.
300 First Stamford Place
Stamford, CT 06902


CUSTODIAN

Holds all the fund's assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120


PORTFOLIO MANAGERS AND SUB-ADVISER

You'll find profiles of the fund's portfolio managers and sub-adviser on page
3.



                (graphic) If you have any questions, please call 1-800-595-7827.

THE BUSINESS
OF MUTUAL
FUNDS
--------------------------------------------------------------------------------




HOW DEALERS ARE
COMPENSATED

Dealers receive payment for selling shares of the Northstar               Fund
in three ways:


THEY RECEIVE A COMMISSION WHEN YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o CLASS A INVESTMENTS
  (% OF OFFERING PRICE)


                      Commission
              received by dealers            Amount
             out of sales charges       paid by the
                          you pay       distributor
 up to $99,999               4.00                --
 $100,000 to $249,999        3.10               --
 $250,000 to $499,999        2.30                --
 $500,000 to $999,999        1.70               --
 $1,000,000 to $2,499,999     --               1.00
 $2,500,000 to $4,999,999     --               0.50
 $5,000,000 and over          --               0.25


o CLASS B INVESTMENTS

 Receives 4% of the sale price from the
 distributor

o CLASS C INVESTMENTS

 Receives 1% of the sale price from the
 distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in the fund. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 4.


THEY MAY RECEIVE ADDITIONAL BENEFITS AND REWARDS

Selling shares of the fund may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the fund -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including out of its own resources for marketing and other services to shareholders.

                                                                   THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS
--------------------------------------------------------------------------------



Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that the fund will achieve its investment objective.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.



--------------------------------------------------------------------------------
EQUITIES

o Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities, stock purchase rights and interests in real estate investment trusts are types of equities. Real estate investment trusts are companies that manage a portfolio of real estate to earn profits for shareholders.

o The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

o Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects. Such securities may include securities of emerging growth companies. Emerging growth companies may:

    - be in a relatively early stage of development, but will usually have consistent or accelerating earnings growth

    -  occupy a profitable market niche

    -  have products or technologies that are new, unique or proprietary

    -  be in an industry that has a favorable long-term growth outlook.




                (graphic) If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS
--------------------------------------------------------------------------------




FOREIGN
INVESTMENTS

o Securities issued by companies or governments of foreign countries. May include equities and debt securities including sovereign debt obligations, and also including securities issued to refinance foreign government bank loans and other debt also known as Brady Bonds.

o Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment.

    - foreign markets may be less regulated, may have less volume and be less liquid

    -  foreign securities may be less liquid and more volatile

    - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

    - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.

EMERGING MARKETS

o Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.


DEPOSITORY RECEIPTS

o American Depository Receipts (ADRs) are typically issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign companies, and are traded on U.S. exchanges. European Depository Receipts (EDRs) and Global Depository Receipts (GDRs) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign or U.S. companies, and are traded on stock exchanges around the world.



--------------------------------------------------------------------------------
OTHER, HIGHER
RISK SECURITIES

ILLIQUID SECURITIES -- FUND IS LIMITED TO 15% OF NET ASSET VALUE

o Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

o Used to realize higher profits.

o There may be fewer market players which can result in lower prices, and sales can take longer to complete.

o Following guidelines established by the trustees of the fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

o Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

o Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

                                                                   THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS
--------------------------------------------------------------------------------



o In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

    - changes in the value of the derivative may not match changes in the value of its underlying asset

    - hedging may not be successful, and may prevent the fund from making other gains

    - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.



--------------------------------------------------------------------------------
INVESTMENT
PRACTICES

REPURCHASE AGREEMENTS

o Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 15% of the fund's net asset value.

o Used for temporary and defensive purposes or to generate income from cash balances.

o The bank or dealer may not be able to buy back the security.


SHORT-TERM TRADING -- NO LIMIT

o Selling a security soon after you buy it.

o Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

o May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.


TEMPORARY INVESTMENTS -- NO LIMIT

o Temporarily maintaining part or all of a fund's assets in cash or in U.S. Government Securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

o Used for temporary defensive purposes in periods of unusual market conditions.

o Provides lower returns.


WHEN ISSUED SECURITIES AND FORWARDING COMMITMENTS --
NO LIMIT

o A commitment to buy a security on a specific day in the future at a specified price.

o Used to realize short-term profits.

o If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

o There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.




                (graphic) If you have any questions, please call 1-800-595-7827.

WHERE TO GO
FOR MORE
INFORMATION
--------------------------------------------------------------------------------


You'll find more information about the Northstar        Fund in our:




ANNUAL REPORT
The annual report contains information about fund performance, the financial statements and the auditor's reports. Because this is a new fund, its annual report won't be available until December 1999.


STATEMENT OF ADDITIONAL INFORMATION
The SAI contains complete information about the Northstar        Fund. The SAI
is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.



Please write or call for a free copy of the annual report or the current SAI:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902


1-800-595-7827

                                    NORTHSTAR


                                      FUND
                           INSTITUTIONAL CLASS SHARES
                                   PROSPECTUS
                                December 31, 1998
                                   (GRAPHIC)


This prospectus contains important information about investing in the Northstar Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the fund will achieve its objective. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

--------------------------------------------------------------------------------

(GRAPHIC) OBJECTIVE


(GRAPHIC) INVESTMENT
          STRATEGY

(GRAPHIC) HOLDINGS


(GRAPHIC) RISKS


(GRAPHIC) WHAT
          YOU PAY
          TO INVEST

      These pages contain a description of the fund, including its objective, investment strategy, types of holdings, risks and portfolio managers.


      You'll also find:


      WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.

   NORTHSTAR___________FUND                               1
   MEET THE PORTFOLIO MANAGERS                            2
   YOUR GUIDE TO BUYING AND SELLING
   CLASS I SHARES OF NORTHSTAR __________FUND             4
   MUTUAL FUND EARNINGS AND YOUR TAXES                    7
   THE BUSINESS OF MUTUAL FUNDS                           9
   THE RISKS OF INVESTING IN MUTUAL FUNDS                10
   WHERE TO GO FOR MORE INFORMATION                      13

NORTHSTAR

FUND
                                                                      Registrant
                                                                 Northstar Trust


                                                              Portfolio managers
                                                                 Timothy Devlin,
                                                                     James Wiess
--------------------------------------------------------------------------------

OBJECTIVE (GRAPHIC)

This fund's objective is high total return by investing in a diversified portfolio of equity securities.

INVESTMENT (GRAPHIC)
STRATEGY
The fund invests primarily in large and mid-sized companies that the portfolio managers feel have above average prospects for growth. The portfolio managers select companies based on extensive research regarding projected company earnings and dividend and stock valuation.Using this research, the portfolio managers then rank the selected companies within their respective industry group according to their relative value rankings within an industry with an emphasis on companies that the portfolio managers determine to be priced below their long-term value. After identifying the companies that the portfolio managers believe to be the most attractive per industry, the fund's assets are invested so that the fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index. By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.


HOLDINGS (GRAPHIC)

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks and other equity securities. It may also invest in other, higher-risk securities and engage in other investment practices. These are described in the section beginning on page 10.


RISKS (GRAPHIC)

Because it invests in equities, the fund is affected by changes in the stock market which could affect your investment in the fund. This fund is also subject to the risks associated with investing in mid-sized companies. Securities of mid-sized companies may be subject to more abrupt or erractic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects. Please refer to the section beginning on page 10, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------
WHAT YOU PAY (GRAPHIC)
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                    Fees you pay directly

                                                                         Class I
--------------------------------------------------------------------------------
  Maximum sales charge on your initial
  investment (as a % of offering price)                  %      none
  Maximum deferred sales charge                          %      none

Operating expenses paid each year by the fund
(as a % of average net assets)

                                                        Class I
                                                      ----------
  Management fee                                 %         0.70
  12b-1 fee                                      %         0.00
  Other expenses                                 %         0.20
  TOTAL FUND OPERATING EXPENSES                  %         0.90

Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the estimated level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                Year 1   Year 3
               -------- -------
  Class I $       9       29
  ............................


(GRAPHIC) If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS
--------------------------------------------------------------------------------

Timothy Devlin
Timothy Devlin has co-managed the Northstar Fund since inception. At J.P. Morgan Investment Management, he serves as a Portfolio Manager and member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan Investment Management in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors. Mr. Devlin earned his BA in Economics from Union College.

James Wiess
James Wiess has co-managed the Northstar Fund since inception. At J.P. Morgan Investment Management, he serves as a Portfolio Manager and member of the Structured Equity Group with the responsibility of portfolio rebalancing and research and development of structured equities startegies.

Mr. Wiess has over 16 years of investment management experience. Before joining J.P. Morgan Investment Management in 1992, Mr. Wiess was a stock index arbitrager for seven years at Oppenheimer & Co. and a consultant for Data Resources. Mr. Wiess earned his BS from the Wharton School at the University of Pennsylvania. He is a Chartered Financial Analyst.
--------------------------------------------------------------------------------

SUB-ADVISER         J.P. MORGAN INVESTMENT MANAGEMENT
                    A registered investment adviser, J.P. Morgan Investment
                    Management serves as sub-adviser to the Northstar Fund. The company was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940.


                    J.P. Morgan Investment Management currently manages over $278 billion for high net worth individuals, institutions and pension funds. The company is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.


                    J.P. Morgan Investment Management receives a monthly fee for its services based on the average daily net assets of the fund. The fee for the fund is paid by Northstar, and not by the fund, at a rate of 0.20%.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS
--------------------------------------------------------------------------------

PERFORMANCE
PROFILE:

J.P. Morgan Investment Management
These figures demonstrate the historical track record of J.P. Morgan Investment Management. The figures have been provided by J.P. Morgan Investment Management and have not been verified or audited by Northstar. They do not indicate how the Northstar Fund or J.P. Morgan Investment Management will perform in the future.

(a) Results are gross of fees and include reinvestment of earnings.

J.P. Morgan has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). This total return method differs from the SEC method of calculating total return. AIMR did not prepare or review this data. The Fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The charts presented below show J.P. Morgan Investment Management's past performance in managing accounts with investment objectives, policies, techniques and restrictions substantially similar but not necessarily identical to those of the Northstar Fund.

The charts show average annual returns and the cumulative total return since December 1988 for a composite of the actual performance of all Research Enhanced Index accounts managed by J.P. Morgan from December 1988 until the present.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the S&P 500 Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.

                                J.P. Morgan
                                Investment
                               Management            S&P 500
                               Composite (%)(a)      Index (%)

 1989                             30.68              31.59
 1990                             -2.08              -3.12
 1991                             30.21              30.33
 1992                             10.32               7.61
 1993                             10.82              10.03
 1994                              2.63               1.36
 1995                             38.85              37.44
 1996                             24.14              22.90
 1997                             34.43              33.32
 One Year ended
 September 30, 1998               10.97               8.09
 Three years, ended
 September 30, 1998               24.48              22.56
 Five years, ended
 September 30, 1998               21.57              19.75
 Cumulative total return
 since December 31, 1988         423.92             375.97

                          1989 through 1998
J.P. Morgan Investment
    Management Composite
                                               [PLOT POINTS TO BE SUPPLIED]
S&P 500 Index


(GRAPHIC) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING AND SELLING
CLASS I SHARES OF
NORTHSTAR        FUND
--------------------------------------------------------------------------------

BUYING AND SELLING

Once you've opened an account and made yourfirst investment, you can choose one of two ways to buy or sell shares of the Northstar ________Fund:

o through your financial consultant or
o directly, by mail or over the telephone.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 5, but here are a few things you should know before you begin.

--------------------------------------------------------------------------------
HOW SHARES ARE
PRICED

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 Eastern Time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form.

--------------------------------------------------------------------------------
SOME RULES FOR
BUYING

o The minimum initial investment for Class I Shares is $1,000,000. Class I Shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account.

o The minimum amount of each Class I investment after your first one is $100,000.

o We record most shares on our books electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone.

o   We have the right to refuse a request to buy shares.

--------------------------------------------------------------------------------
SOME RULES FOR
SELLING

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You won't pay a service charge when you sell your shares, but your dealer may charge you a fee.

o If selling shares results in the value of your account falling below $10,000, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $10,000, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

                                               YOUR GUIDE TO BUYING AND SELLING
                                                               CLASS I SHARES OF
                                                  NORTHSTAR                 FUND
--------------------------------------------------------------------------------


WAYS TO BUY OR SELL                                      WHEN TO USE THIS OPTION
THROUGH YOUR FINANCIAL CONSULTANT                        o buy
                                                         o sell
BY MAIL
Please call us if you have any questions -- we can't     o buy
process your request until we have all of the            o sell
documents we need.

BY TELEPHONE                                             o sell
To sign up for this service, complete section 9 of
the application or call us at 1-800-595-7827.

(GRAPHIC) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING AND SELLING
CLASS I SHARES OF
NORTHSTAR        FUND

--------------------------------------------------------------------------------

HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us. When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.

--------------------------------------------------------------------------------

Send your request to buy or sell in writing to:


Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough, MA 01581-5131

Your letter should tell us:

o your account number

o your social security number or taxpayer identification number

o the name the account is registered in

o the fund name and share class you're buying or selling

o the dollar value or number of shares you want to buy or sell.

If you're BUYING include a check payable to Northstar Funds with your request. If you're SELLING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o  you are selling more than $50,000 worth of shares

o  your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.

--------------------------------------------------------------------------------

You can SELL up to $50,000 of your shares by telephone.


Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern Time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES
--------------------------------------------------------------------------------

HOW THE FUND
PAYS DISTRIBUTIONS

The fund distributes virtually all of its netinvestment income and net capital gains to shareholders once a year in the form of dividends.

As a shareholder, you are entitled to a share of the income and capital gains the fund distributes. The amount you receive is based on the number of shares you own.


DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account.

You can choose to reinvest your distributions in one of three ways:

o reinvest both income dividends and capital gain distributions to buy additional Class I shares of the fund, the Northstar Mid-Cap Growth Fund or the Northstar Growth Fund

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class I shares of the fund, the Northstar Mid-Cap Growth Fund or the Northstar Growth Fund

o  receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional Class I shares of the Northstar __________ Fund.


(GRAPHIC) If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES
--------------------------------------------------------------------------------

HOW YOUR
DISTRIBUTIONS
ARE TAXED

The fund intends to meet the requirements forbeing a tax-qualified regulated investment company, which means it generally does not pay federal income tax on the earnings it distributes to shareholders.


As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.


TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax- deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.


WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.


BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.


WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.


CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in the Northstar Fund affects your personal tax situation.

                                                                    THE BUSINESS
                                                                       OF MUTUAL
                                                                           FUNDS
--------------------------------------------------------------------------------

HOW THE FUND
IS ORGANIZED
AND MANAGED

The Northstar_________Fund is a diversified mutualfund. The fund is a series of the Northstar Trust, which is registered as an investment company with the SEC.

The trustees of the trust oversee the business affairs of the fund and are responsible for major decisions about the fund's investment objective and policies.

The fund does not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of the fund request it. Certain objectives and policies of the fund may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of the fund.

The day-to-day management of the fund is handled by the following companies and advisers appointed by the trustees:


INVESTMENT ADVISER

Oversees the investment management of the fund and provides advice and recommendations about investments made by the fund. The investment adviser is paid out of the fund's management fee, which is 0.70% of average daily net assets.

Northstar Investment Management Corporation
300 First Stamford Place
Stamford, CT 06902


ADMINISTRATOR

Provides administrative, compliance and accounting services to the fund. The administrator receives an annual administrative services fee from the fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
300 First Stamford Place
Stamford, CT 06902


DISTRIBUTOR

Markets the fund and distributes shares through financial consultants and other financial representatives.

Northstar Distributors, Inc.
300 First Stamford Place
Stamford, CT 06902


CUSTODIAN

Holds all the fund's assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120


PORTFOLIO MANAGERS AND SUB-ADVISER

You'll find profiles of the fund's portfolio managers and sub-adviser on page 3.



(GRAPHIC) If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that the fund will achieve its investment objective.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

--------------------------------------------------------------------------------
EQUITIES

o Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities, stock purchase rights and interests in real estate investment trusts are types of equities. Real estate investment trusts are companies that manage a portfolio of real estate to earn profits for shareholders.

o The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

o Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects. Such securities may include securities of emerging growth companies. Emerging growth companies may:

    - be in a relatively early stage of development, but will usually have consistent or accelerating earnings growth

    -  occupy a profitable market niche

    -  have products or technologies that are new, unique or proprietary

    -  be in an industry that has a favorable long-term growth outlook.

                                                                    THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS
--------------------------------------------------------------------------------

FOREIGN
INVESTMENTS

   o Securities issued by companies or governmentsof foreign countries. May include equities and debt securities including sovereign debt obligations, and also including securities issued to refinance foreign government bank loans and other debt also known as Brady Bonds.

   o Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment:

    - foreign markets may be less regulated, may have less volume and be less liquid

    -  foreign securities may be less liquid and more volatile

    - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

    - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.


EMERGING MARKETS

o Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.


DEPOSITORY RECEIPTS

o American Depository Receipts (ADRs) are typically issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign companies, and are traded on U.S. exchanges. European Depository Receipts
    (EDRs) and Global Depository Receipts (GDRs) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign or U.S. companies, and are traded on stock exchanges around the world.

--------------------------------------------------------------------------------
OTHER, HIGHER
RISK SECURITIES

ILLIQUID SECURITIES -- FUND IS LIMITED TO 15% OF NET ASSET VALUE

o Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

o   Used to realize higher profits.

o There may be fewer market players which can result in lower prices, and sales can take longer to complete.

o Following guidelines established by the trustees of the fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

o Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

o Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

(GRAPHIC) If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS
--------------------------------------------------------------------------------

o In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

 - changes in the value of the derivative may not match changes in the value of its underlying asset

 - hedging may not be successful, and may prevent the fund from making other gains

 - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

--------------------------------------------------------------------------------
INVESTMENT
PRACTICES

REPURCHASE AGREEMENTS

o Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 15% of the fund's net asset value.

o Used for temporary and defensive purposes or to generate income from cash balances.

o   The bank or dealer may not be able to buy back the security.


SHORT-TERM TRADING -- NO LIMIT

o   Selling a security soon after you buy it.

o Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

o May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

o Temporarily maintaining part or all of a fund's assets in cash or in U.S. Government Securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

o Used for temporary defensive purposes in periods of unusual market conditions.

o   Provides lower returns.


WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS -- NO LIMIT

o A commitment to buy a security on a specific day in the future at a specified price.

o   Used to realize short-term profits.

o If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

o There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

                                                                     WHERE TO GO
                                                                        FOR MORE
                                                                     INFORMATION
--------------------------------------------------------------------------------

You'll find more information about the Northstar ___________ Fund in our:


ANNUAL REPORT
The annual report contains information about fund performance, the financial statements and the auditor's reports. Because this is a new fund, its annual report won't be available until December 1999.


STATEMENT OF ADDITIONAL INFORMATION
The SAI contains complete information about the Northstar ___________ Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.



Please write or call for a free copy of the annual report or the current SAI:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902


1-800-595-7827


PROSPECTUS FOR CLASS A, B AND C
Class A, B and C shares of the Northstar Fund are discussed in a separate prospectus. Class A, B and C shares have sales charges and other expenses that may affect performance. You may obtain a prospectus for Class A, B and C shares of the fund by calling 1-800-595-7827 or writing:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902


(GRAPHIC) If you have any questions, please call 1-800-595-7827.

[NORTHSTAR LOGO APPEARS HERE]




                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 31, 1998

                            *NORTHSTAR ________ FUND

                           300 First Stamford Place
                          Stamford, Connecticut 06902
                                (203) 602-7950
                                 (800) 595-7827


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Northstar _____ Fund (the "Fund") dated December 31, 1998, as each may be revised from time to time. To obtain a copy of the Fund's Prospectus, please contact Northstar Investment Management Corporation at the address or phone number listed above.

     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Fund's investment adviser. Northstar has engaged J.P. Morgan Investment Management Inc. ("J.P. Morgan" or the "Sub-Adviser") to serve as sub-adviser to the Northstar _____ Fund, subject to the supervision of Northstar. Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Fund. Northstar Administrators Corporation (the "Administrator") is the Fund's administrator. The Underwriter and the Administrator are affiliates of Northstar.
                                ---------------
                               TABLE OF CONTENTS


INVESTMENT RESTRICTIONS ..............................................  2
INVESTMENT TECHNIQUES ................................................  2
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION ......................  7
SERVICES OF NORTHSTAR, THE SUB-ADVISER AND THE ADMINISTRATOR .........  9
NET ASSET VALUE ......................................................  10
PURCHASES AND REDEMPTIONS ............................................  10
DIVIDENDS, DISTRIBUTIONS AND TAXES ...................................  12
UNDERWRITER AND DISTRIBUTION SERVICES ................................  15
TRUSTEES AND OFFICERS ................................................  16
OTHER INFORMATION ....................................................  19
PERFORMANCE INFORMATION ..............................................  19
APPENDIX ............................................................. A-1

                            INVESTMENT RESTRICTIONS

     Northstar _____ Fund. The Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Invest more than 25% of its assets in any one industry;

     7. With respect to 75% of the Fund's assets, purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     8. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     9. Borrow money in excess of 33 1/3% of its net assets for temporary purposes;

     10. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     11. Sell short, except that the Fund may enter into short sales against the box;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

     13. Make an investment for the purpose of exercising control over management;

     14. Invest more than 15% of its net assets in illiquid securities; or

     15. Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

     In addition to the restrictions described above, the Fund may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of foreign jurisdictions where the Fund intends to offer or sell its shares.


                             INVESTMENT TECHNIQUES

     Derivative Instruments. The Fund may invest in Derivative Instruments (as defined in the Fund's Prospectus) for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     Firm Commitments and When-Issued Securities. The Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     The Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     The Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     Floating or Variable Rate Instruments. The Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds.

     Futures Transactions -- In General. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC"), the Fund may be required to segregate cash or liquid securities in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity.

     Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     Index Warrants. The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     International Investing. The Fund may invest up to 20% of its total assets in foreign securities. Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.

     Lending Portfolio Securities. The Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

     Loan Participations and Assignments. The Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

     Options -- In General. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


     Successful use by the Fund of options will be subject to the ability of Northstar to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

     Repurchase Agreements. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar will use standards set by the Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of the Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     As an alternative to using repurchase agreements, the Fund may, from time to time, invest up to 10% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Fund does not account for dollar rolls as a borrowing.

     These agreements may involve the risk that the market value of the securities to be repurchased by the Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     Short Sales. The Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     Small and Medium Companies. The Fund may invest a portion of its assets in small and medium companies. While small and medium companies generally have the potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a Fund that invests primarily in larger, more established companies. Northstar's research efforts may also play a greater role in selecting securities for the Fund than in a Fund that invests in larger, more established companies.

     Zero Coupon Securities. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Fund may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Northstar places orders for the purchase and sale of the Fund's securities, supervises their execution and negotiates brokerage commissions on behalf of the Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage and research services provided by the executing broker. Northstar seeks to obtain fair commission rates from brokers. If the execution is satisfactory and if the requested rate charged by a broker approximates rates currently being quoted by the other brokers selected by Northstar, the rate is generally deemed by Northstar to be reasonable. Some brokers may be paid higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker's research services have special value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that the Fund benefits with a securities industry comprised of many and diverse firms and that the long term interest of shareholders of the Fund is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     Northstar has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), Northstar allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will Northstar make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Fund and its shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

     The Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Fund. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms.

     A change in securities held in the portfolio of the Fund is known as "Portfolio Turnover" and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. The Fund cannot accurately predict its portfolio turnover rate, but Northstar anticipates that the Fund's rate will exceed 150% under normal market conditions. The Fund's portfolio turnover rate may be higher than that described above if the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders.

     The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


         SERVICES OF NORTHSTAR, THE SUB-ADVISER AND THE ADMINISTRATOR

     Pursuant to an Investment Advisory Agreement with the Fund, Northstar Investment Management Corporation acts as the Investment Adviser to the Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Northstar Equity Trust (the "Trust") is responsible for furnishing continuous investment supervision to the Fund and is responsible for the management of the Fund's portfolio.

     Northstar is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is 300 First Stamford Place, Stamford, Connecticut 06902. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Northstar charges a fee under the Investment Advisory Agreement to the Fund at an annual rate of 0.70% of the Fund's average daily net assets. This fee is accrued daily and payable monthly.

     The Investment Advisory Agreement for the Fund was originally approved by the Trustees of the Trust on behalf of the Fund on _______, 1998, and by the sole Shareholder of the Northstar _____ Fund on __________, 1998. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.

     The Fund's Investment Advisory Agreement may be terminated, without penalty and at any time, by a similar vote upon not more than 60 days nor less than 30 days written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. The agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

     Pursuant to a Sub-Advisory Agreement between Northstar and J.P. Morgan Investment Management Inc., dated ___________, 1998, J.P. Morgan acts as sub-adviser to the Fund. In this capacity, J.P. Morgan, subject to the supervision and control of Northstar and the Trustees of the Fund, will manage the Fund's portfolio investments, consistently with the Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay J.P. Morgan at the annual rate of 0.20% of the average daily net assets of the Fund. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036. The Sub-Advisory Agreement for the Fund was approved by the Trustees of Trust on behalf of the Fund on ____, 1998. The Sub-Advisory Agreement may be terminated without payment of any penalty by Northstar. J.P. Morgan, the Trustees of the Trust on behalf of the Fund, or the shareholders of the Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust on behalf of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Northstar Administrators Corporation serves as administrator for the Fund, pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by Northstar under the Investment Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of Northstar. The address of the Administrator is: 300 First Stamford Place, Stamford, Connecticut 06902.

     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Fund on ________, 1998, and will continue in effect for a period of two years and annually thereafter if such continuance is approved annually by a majority of the Trustees of the Trust.

     The Administrator's fee is accrued daily against the value of the Fund's net assets and is payable by the Fund monthly at an annual rate of 0.10% of the Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares of the Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.


                                NET ASSET VALUE

     Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. Securities (including OTC options) for which market quotations are not readily available and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

     The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of the Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B and Class C shares of the Fund will generally be lower than that of the Class A shares because of the higher class specific expenses borne by each of the Class B and Class C shares.

     Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for the Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.


                           PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Fund or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in
(a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 50 eligible employees and
(e) service providers of (i) Northstar or any of its affiliated companies or
(ii) the Fund or any Northstar affiliated investment company and (f) Brandes employees, officers and partners. Class A shares of the Fund may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and provided the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of the Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Fund is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.

     Reduced Sales Charges on Class A Shares. Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.

     Redemptions. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

     Exchanges. The following conditions must be met for all exchanges among the Fund, other Northstar funds and the Cash Management Fund and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Cash Management Fund, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar generally restricts shareholders to a maximum of six exchanges across the Northstar Fund complex each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     Conversion Feature. Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, the Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining the gain or loss.


     Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

     Hedging transactions undertaken by the Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gains realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize a gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

     Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If the Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gains from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, the Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as a gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.

     Distributions by a Fund reduce the net asset value of that Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gains, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How the Fund Pays Distributions -- Distribution Options" section of the Fund's current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of the Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. The Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.


                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to an Underwriting Agreement, Northstar Distributors, Inc. is the Underwriter for the Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.

     The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the Fund, or by vote of a majority of the Trustees, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of the Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.

     Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the Underwriter up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Growth Fund, Special Fund, and Strategic Income Fund), 0.75% (in the case of Balance Sheet Opportunities Fund) and 0.65% (in the case of High Yield Fund and Government Securities Fund) of annual average daily net assets of such Fund's Class T shares.

However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.

     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; or services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The Plans are designed to be compensation plans and therefore amounts spent by the distributor in excess of plan limits are not carried over from year to year for reimbursement. The Plans do, however, contemplate that amounts paid to the distributor may compensate it for past distribution efforts without regard to any particular time period.

     If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.

     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding class of shares of the affected Fund to which the Plan relates.


                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of the Trust and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is 300 First Stamford Place, Stamford, Connecticut 06902.

     Paul S. Doherty -- Trustee. Age: 63.
     President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Robert B. Goode, Jr. -- Trustee. Age: 67.

     Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Alan L. Gosule -- Trustee. Age: 57.
     Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co., Inc.

     Mark L. Lipson* -- Trustee and President. Age: 48.
     Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.

     Walter H. May -- Trustee. Age: 61.
     Retired. Former Senior Executive for Piper Jaffrey, Inc.

     David W.C. Putnam -- Trustee. Age: 58.
     President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

     John R. Smith -- Trustee. Age: 74.
     From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.

     John G. Turner* -- Trustee. Age: 58.
     Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

     David W. Wallace -- Trustee. Age: 73.
     Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Stephanie L. Beckner -- Vice President and Secretary. Age: 30.
     Vice President, Secretary and Counsel of Northstar, Northstar affiliated companies and Northstar affiliated investment companies.

     Thomas Ole Dial -- Vice President. Age: 41.
     Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSRAsset Management Corporation. From 1988 to 1989, President of Dial Capital Management.

     Mary Lisanti -- Vice President. Age: 42.
     Executive Vice President and Chief Investment Officer-Equities of Northstar. From September 1996 to May 1998, Portfolio Manager with Strong Capital Management. From March 1993 to August 1996, Managing Director and Portfolio Manager with Bankers Trust Corporation.

     Agnes Mullady -- Vice President and Treasurer. Age: 39.
     Senior Vice President and Chief Financial Officer of Northstar; Senior Vice President, Treasurer and President of Northstar Administrators Corporation; and Vice President and Treasurer of Northstar Distributors, Inc. and Northstar affiliated investment companies. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.
---------
* Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Trust. All Officers and Interested Trustees of the Trust are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Trust and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Trusts and the other Northstar retail funds. The Trust also reimburses Trustees for expenses incurred by them in connection with such meetings.


                              Compensation Table
                        Period Ending December 31, 1997



                                                 Pension Benefits    Estimated Annual    Total Compensation
                                 Compensation   Accrued as Part of     Benefits upon    from all Funds(17) in
                                from Funds(a)      Fund Expenses        Retirement      Northstar Complex(b)
                               --------------- -------------------- ------------------ ----------------------
Paul S. Doherty ..............      13,239              0                   0                  13,750
Robert B. Goode, Jr. .........      14,500              0                   0                  15,000
Alan L. Gosule ...............      14,988              0                   0                  15,500
Mark L. Lipson ...............           0              0                   0                       0
Walter H. May ................      14,989              0                   0                  15,500
David W.C. Putnam ............      12,625              0                   0                  13,125
John R. Smith. ...............      14,989              0                   0                  15,500
John G. Turner ...............           0              0                   0                       0
David W. Wallace .............      13,239              0                   0                  13,750

---------
(a) See table below for Fund specific compensation. The Northstar ___________ Fund commenced operations on December 31, 1998 and the Northstar Emerging Markets Value Fund commenced operations on January 1, 1998.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Galaxy Trust Funds (formerly the "Northstar Variable Trust Funds") and the remaining six funds, Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds.



                                Individual Fund
                        Fiscal Year Compensation Tables



                             Income and   High Total   Growth +   International   High Total
                               Growth       Return       Value        Value       Return II   Growth   Special
                            ------------ ------------ ---------- --------------- ----------- -------- --------
 Robert B. Goode, Jr. .....     1,501        2,377       1,073         659           659      1,349    1,604
 Paul S. Doherty ..........     1,401        2,395         915         500           500      1,229    1,518
 David W. Wallace .........     1,401        2,395         915         500           500      1,229    1,518
 Mark L. Lipson ...........         0            0           0           0             0          0        0
 John G. Turner ...........         0            0           0           0             0          0        0
 Alan L. Gosule ...........     1,560        2,554       1,074         659           659      1,388    1,677
 David W.C. Putnam ........     1,330        2,207         902         489           489      1,179    1,434
 John R. Smith. ...........     1,560        2,554       1,074         659           659      1,388    1,677
 Walter H. May ............     1,560        2,554       1,074         659           659      1,388    1,677


                                    Balance
                                     Sheet                                       Government
                                 Opportunities   High Yield   Strategic Income   Securities
                                --------------- ------------ ------------------ -----------
 Robert B. Goode, Jr. .........      1,193          1,528           1,223          1,334
 Paul S. Doherty ..............      1,052          1,432           1,085          1,212
 David W. Wallace .............      1,052          1,432           1,085          1,212
 Mark L. Lipson ...............          0              0               0              0
 John G. Turner ...............          0              0               0              0
 Alan L. Gosule ...............      1,211          1,591           1,244          1,371
 David W.C. Putnam ............      1,022          1,357           1,052          1,164
 John R. Smith ................      1,211          1,591           1,244          1,371
 Walter H. May ................      1,211          1,591           1,244          1,371

                               OTHER INFORMATION

     Independent Accountants. PricewaterhouseCoopers LLP has been selected as the independent accountants of the Northstar Trust. PricewaterhouseCoopers LLP audits the Fund's annual financial statements and expresses an opinion thereon.


     Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian, and fund accounting agent for the Trust.

     Transfer Agent. Pursuant to a Transfer Agency Agreement with the Fund, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, acts as the transfer agent for the Fund.

     Reports to Shareholders. The fiscal year of the Northstar Trust ends on October 31. The Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

     Organizational and Related Information. The Northstar ______ Fund, a series of the Trust, was organized in 1998.

     The shares of the Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Declaration of Trust for the Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

     Year 2000 Compliance. The services provided to the Fund by the Adviser, the Administrator and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Adviser, the Administrator and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Adviser, Administrator and the Fund's other service providers at this time but could have a material adverse impact on the operations of the Fund and the Adviser, Administrator and the Fund's other service providers.


                            PERFORMANCE INFORMATION

     Performance information for the Fund may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare the Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; and (iv) well known monitoring sources of certificates of deposit performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Fund may, from time to time, include various measures of the Fund's performance, including the current yield, the tax equivalent yield and the average annual total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect the Fund's volatility risk.

     Average Annual Total Return. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                         P(1+T) to the power of n = ERV

   Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B and Class C shares), and assume that all dividends and distributions are reinvested when paid.

     Yield. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                    Yield = 2[(a-b+1) to the power of 6-1]
                    --------------------------------------
                                      cd

   Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

     c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

     The maximum offering price includes a maximum contingent deferred sales load of 5% for Class B shares and 1% for Class C shares.

     All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Fund's distribution plan. Except as noted, the performance results take the contingent deferred sales load into account.

     Non-Standardized Return. In addition to the performance information described above, the Fund may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure.

     The Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: Banxquote, Barron's, Business Week, CDA Investment Technologies, Inc, Changing Times, Consumer Digest, Financial World, Forbes, Fortune, IBC/Donoghue's, Money Fund Report, Ibbotson Associates, Inc., Investment Company Data, Inc., Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Mutual Fund Values, The New York Times, Personal Investing News, Personal Investor, Success, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Company Services.

     When comparing yield, total return and investment risk of shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Money market mutual funds may seek to offer a fixed price per share.

     The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                                   APPENDIX

Description of Moody's Investors Service, Inc. ("MOODY'S") Corporate Bond
Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of Standard & Poor's Corporation's ("S&P") Corporate Debt Ratings

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

[Northstar Funds Logo appears here]




                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 31, 1998

                             *NORTHSTAR ______ FUND
                           Institutional Class Shares

                           300 First Stamford Place
                          Stamford, Connecticut 06902
                                (203) 602-7950
                                 (800) 595-7827


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of
the Institutional Class Shares of the Northstar   Fund (the "Fund") Fund dated
December 31, 1998, as each may be revised from time to time. To obtain a copy of the Fund's Prospectus, please contact Northstar Investment Management Corporation at the address or phone number listed above.

     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Fund's investment adviser. Northstar has engaged J.P. Morgan Investment Management Inc. ("J.P. Morgan" or the "Sub-Adviser") to serve as
Sub-Adviser to the Northstar   Fund, subject to the supervision of Northstar.
Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Fund. Northstar Administrators Corporation (the "Administrator") is the Fund's administrator. The Underwriter and the Administrator are affiliates of Northstar.
                                ---------------
                               TABLE OF CONTENTS


INVESTMENT RESTRICTIONS ..............................................  2
INVESTMENT TECHNIQUES ................................................  2
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION ......................  7
SERVICES OF NORTHSTAR, THE SUB-ADVISER AND THE ADMINISTRATOR .........  9
NET ASSET VALUE ......................................................  10
REDEMPTIONS ..........................................................  10
DIVIDENDS, DISTRIBUTIONS AND TAXES ...................................  11
UNDERWRITER AND DISTRIBUTION SERVICES ................................  14
TRUSTEES AND OFFICERS ................................................  15
OTHER INFORMATION ....................................................  17
PERFORMANCE INFORMATION ..............................................  18
APPENDIX ............................................................. A-1

                            INVESTMENT RESTRICTIONS

     Northstar Fund. The Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

   2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

   6. Invest more than 25% of its assets in any one industry;

     7. With respect to 75% of the Fund's assets, purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     8. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     9. Borrow money in excess of 33 1/3% of its net assets for temporary purposes;

     10. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

   11. Sell short, except that the Fund may enter into short sales against the box;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

   13. Make an investment for the purpose of exercising control over management;

   14. Invest more than 15% of its net assets in illiquid securities; or

     15. Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

     In addition to the restrictions described above, the Fund may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of foreign jurisdictions where the Fund intends to offer or sell its shares.


                             INVESTMENT TECHNIQUES

     Derivative Instruments. The Fund may invest in Derivative Instruments (as defined in the Fund's Prospectus) for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     Firm Commitments and When-Issued Securities. The Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     The Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     The Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     Floating or Variable Rate Instruments. The Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds.

     Futures Transactions -- In General. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC"), the Fund may be required to segregate cash or liquid securities in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity.

     Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     Index Warrants. The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     International Investing. The Fund may invest up to 20% of its total assets in foreign securities. Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.

     Lending Portfolio Securities. The Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

     Loan Participations and Assignments. The Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

     Options -- In General. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


     Successful use by the Fund of options will be subject to the ability of Northstar to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

     Repurchase Agreements. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar will use standards set by the Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of the Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     As an alternative to using repurchase agreements, the Fund may, from time to time, invest up to 10% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Fund does not account for dollar rolls as a borrowing.

     These agreements may involve the risk that the market value of the securities to be repurchased by the Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     Short Sales. The Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     Small and Medium Companies. The Fund may invest a portion of its assets in small and medium companies. While small and medium companies generally have the potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a Fund that invests primarily in larger, more established companies. Northstar's research efforts may also play a greater role in selecting securities for the Fund than in a Fund that invests in larger, more established companies.

     Zero Coupon Securities. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Fund may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Northstar places orders for the purchase and sale of the Fund's securities, supervises their execution and negotiates brokerage commissions on behalf of the Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage and research services provided by the executing broker. Northstar seeks to obtain fair commission rates from brokers. If the execution is satisfactory and if the requested rate charged by a broker approximates rates currently being quoted by the other brokers selected by Northstar, the rate is generally deemed by Northstar to be reasonable. Some brokers may be paid higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker's research services have special value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that the Fund benefits with a securities industry comprised of many and diverse firms and that the long term interest of shareholders of the Fund is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     Northstar has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), Northstar allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will Northstar make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Fund and its shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

     The Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Fund. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms.

     A change in securities held in the portfolio of the Fund is known as "Portfolio Turnover" and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. The Fund cannot accurately predict its portfolio turnover rate, but Northstar anticipates that the Fund's rate will exceed 150% under normal market conditions. The Fund's portfolio turnover rate may be higher than that described above if the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders.

     The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


          SERVICES OF NORTHSTAR THE SUB-ADVISER AND THE ADMINISTRATOR

     Pursuant to an Investment Advisory Agreement with the Fund, Northstar Investment Management Corporation acts as the Investment Adviser to the Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Northstar Equity Trust (the "Trust") is responsible for furnishing continuous investment supervision to the Fund and is responsible for the management of the Fund's portfolio.

     Northstar is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is 300 First Stamford Place, Stamford, Connecticut 06902. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Northstar charges a fee under the Investment Advisory Agreement to the Fund at an annual rate of 0.70% of the Fund's average daily net assets. This fee is accrued daily and payable monthly.

     The Investment Advisory Agreement for the Fund was originally approved by
the Trustees of the Trust on behalf of the Fund on    , 1998, and by the sole
Shareholder of the Northstar    Fund on    , 1998. The Investment Advisory
Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of the Fund as defined in the 1940 Act.

     The Fund's Investment Advisory Agreement may be terminated, without penalty and at any time, by a similar vote upon not more than 60 days nor less than 30 days written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. The agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

     Pursuant to a Sub-Advisory Agreement between Northstar and J.P. Morgan
Investment Management Inc., dated   , 1998, J.P. Morgan acts as Sub-Adviser to
the Fund. In this capacity, J.P. Morgan, subject to the supervision and control of Northstar and the Trustees of the Fund, will manage the Fund's portfolio investments, consistently with the Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay J.P. Morgan at the annual rate of 0.20% of the average daily net assets of the Fund. J.P. Morgan's address is 522 Fifth Avenue, New York, New York 10036. The Sub-Advisory Agreement for the Fund was
approved by the Trustees of Trust on behalf the Fund on   , 1998. The
Sub-Advisory Agreement may be terminated without payment of any penalty by Northstar, J.P. Morgan, the Trustees of the Trust on behalf of the Fund, or the shareholders of the Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust on behalf of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Northstar Administrators Corporation serves as administrator for the Fund, pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by Northstar under the Investment Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of Northstar. The address of the Administrator is: 300 First Stamford Place, Stamford, Connecticut 06902.

     The Administrative Services Agreement was approved by the Trustees of the
Trust on behalf of the Fund on    , 1998, and will continue in effect for a
period of two years and annually thereafter if such continuance is approved annually by a majority of the Trustees of the Trust.

     The Administrator's fee is accrued daily against the value of the Fund's net assets and is payable by the Fund monthly at an annual rate of 0.10% of the Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares of the Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.


                                NET ASSET VALUE

     Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. Securities (including OTC options) for which market quotations are not readily available and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

     The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of the Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B and Class C shares of the Fund will generally be lower than that of the Class A or Class I shares because of the higher class specific expenses borne by each of the Class B and Class C shares.


     Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for the Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.


                                  REDEMPTIONS

     The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available.

     Exchanges. The following conditions must be met for all exchanges among the Fund, other Northstar funds and the Cash Management Fund and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Cash Management Fund, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar generally restricts shareholders to a maximum of six exchanges across the Northstar Fund complex each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     Conversion Feature. Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, the Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining the gain or loss.


     Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

     Hedging transactions undertaken by the Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gains realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988"gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize a gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

     Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If the Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gains from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, the Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as a gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.


     Distributions by a Fund reduce the net asset value of that Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gains, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How the Fund Pays Distributions -- Distribution Options" section of the Fund's current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of the Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. The Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.


                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for the Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.

     The Underwriting Agreements may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the Fund, or by vote of a majority of the Trustees, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of the Trust and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is 300 First Stamford Place, Stamford, Connecticut 06902.

     Paul S. Doherty -- Trustee. Age: 63.
  President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Robert B. Goode, Jr. -- Trustee. Age: 67.
  Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Alan L. Gosule -- Trustee. Age: 57.
  Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co.,
  Inc.

     Mark L. Lipson* -- Trustee and President. Age: 48.
  Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.

     Walter H. May -- Trustee. Age: 61.
  Retired. Former Senior Executive for Piper Jaffrey, Inc.

     David W.C. Putnam -- Trustee. Age: 58.
  President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

     John R. Smith -- Trustee. Age: 74.
  From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.

     John G. Turner* -- Trustee. Age: 58.
  Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

     David W. Wallace -- Trustee. Age: 73.
  Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Stephanie L. Beckner -- Vice President and Secretary. Age: 30.
  Vice President, Secretary and Counsel of Northstar, Northstar affiliated companies and Northstar affiliated investment companies.

     Thomas Ole Dial -- Vice President. Age: 41.
  Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Capital Management.

     Mary Lisanti -- Vice President. Age: 42.
  Executive Vice President and Chief Investment Officer-Equities of Northstar. From September 1996 to May 1998, Portfolio Manager with Strong Capital Management from March 1993 to August 1996, Managing Director and Portfolio Manager with Bankers Trust Corporation.

     Agnes Mullady -- Vice President and Treasurer. Age: 39.
  Senior Vice President and Chief Financial Officer of Northstar; Senior Vice President, Treasurer and President of Northstar Administrators Corporation; and Vice President and Treasurer of Northstar Distributors, Inc. and Northstar affiliated investment companies. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.
---------
* Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.


     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Trust. All Officers and Interested Trustees of the Trust are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Trust and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Trusts and the other Northstar retail funds. The Trust also reimburses Trustees for expenses incurred by them in connection with such meetings.


                               Compensation Table
                        Period Ending December 31, 1997



                                                Pension Benefits    Estimated Annual     Total Compensation
                                Compensation   Accrued as Part of     Benefits upon    from all Funds (17) in
                               From Funds(a)      Fund Expenses        Retirement       Northstar Complex(b)
                              --------------- -------------------- ------------------ -----------------------
Paul S. Doherty .............      13,239              0                   0                   13,750
Robert B. Goode, Jr .........      14,500              0                   0                   15,000
Alan L. Gosule ..............      14,988              0                   0                   15,500
Mark L. Lipson ..............           0              0                   0                        0
Walter H. May ...............      14,989              0                   0                   15,500
David W.C. Putnam ...........      12,625              0                   0                   13,125
John R. Smith ...............      14,989              0                   0                   15,500
John G. Turner ..............           0              0                   0                        0
David W. Wallace ............      13,239              0                   0                   13,750

---------
(a) See table below for Fund specific compensation. The Northstar    Fund
    commenced operations on December 31, 1998 and the Northstar Emerging Markets Value Fund commenced operations on January 1, 1998.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Galaxy Trust Funds (formerly the "Northstar Variable Trust Funds") and the remaining six funds, Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds.

                                Individual Fund
                        Fiscal Year Compensation Tables



                                Income     High Total   Growth +   International   High Total
                              and Growth     Return       Value        Value       Return II   Growth   Special
                             ------------ ------------ ---------- --------------- ----------- -------- --------
Robert B. Goode, Jr. .......     1,501        2,377       1,073         659           659      1,349    1,604
Paul S. Doherty ............     1,401        2,395         915         500           500      1,229    1,518
David W. Wallace ...........     1,401        2,395         915         500           500      1,229    1,518
Mark L. Lipson .............         0            0           0           0             0          0        0
John G. Turner .............         0            0           0           0             0          0        0
Alan L. Gosule .............     1,560        2,554       1,074         659           659      1,388    1,677
David W.C. Putnam ..........     1,330        2,207         902         489           489      1,179    1,434
John R. Smith ..............     1,560        2,554       1,074         659           659      1,388    1,677
Walter H. May ..............     1,560        2,554       1,074         659           659      1,388    1,677


                                    Balance
                                     Sheet                                       Government
                                 Opportunities   High Yield   Strategic Income   Securities
                                --------------- ------------ ------------------ -----------
 Robert B. Goode, Jr. .........      1,193          1,528           1,223          1,334
 Paul S. Doherty ..............      1,052          1,432           1,085          1,212
 David W. Wallace .............      1,052          1,432           1,085          1,212
 Mark L. Lipson ...............          0              0               0              0
 John G. Turner ...............          0              0               0              0
 Alan L. Gosule ...............      1,211          1,591           1,244          1,371
 David W.C. Putnam ............      1,022          1,357           1,052          1,164
 John R. Smith ................      1,211          1,591           1,244          1,371
 Walter H. May ................      1,211          1,591           1,244          1,371

                               OTHER INFORMATION

     Independent Accountants. PricewaterhouseCoopers LLP has been selected as the independent accountants of the Northstar Equity Trust.
PricewaterhouseCoopers LLP audits the Fund's annual financial statements and expresses an opinion thereon.

     Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian, and fund accounting agent for the Trust.

     Transfer Agent. Pursuant to a Transfer Agency Agreement with the Fund, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, acts as transfer agent for the Fund.

     Reports to Shareholders. The fiscal year of the Northstar Equity Trust ends on December 31. The Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

     Organizational and Related Information. The Northstar Mid-Cap Growth Fund, a series of the Trust, was organized in 1998.

     The shares of the Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Declaration of Trust for the Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

     Year 2000 Compliance. The services provided to the Fund by the Adviser, the Administrator and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Adviser, the Administrator and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Adviser, Administrator and the Fund's other service providers at this time but could have a material adverse impact on the operations of the Fund and the Adviser, Administrator and the Fund's other service providers.


                            PERFORMANCE INFORMATION

     Performance information for the Fund may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare the Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; and (iv) well known monitoring sources of certificates of deposit performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Fund may, from time to time, include various measures of the Fund's performance, including the current yield, the tax equivalent yield and the average annual total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect the Fund's volatility risk.

     Average Annual Total Return. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                        P(1+T) to the power of n = ERV

   Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B and Class C shares), and assume that all dividends and distributions are reinvested when paid.

     Yield. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                    Yield = 2[(a-b+1) to the power of 6-1]
                           ------------------------
                                      cd

   Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

   c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

     All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Fund's distribution plan. Except as noted, the performance results take the contingent deferred sales load into account.

     Non-Standardized Return. In addition to the performance information described above, the Fund may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure.

     The Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: Banxquote, Barron's, Business Week, CDA Investment Technologies, Inc, Changing Times, Consumer Digest, Financial World, Forbes, Fortune, IBC/Donoghue's, Money Fund Report, Ibbotson Associates, Inc., Investment Company Data, Inc., Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Mutual Fund Values, The New York Times, Personal Investing News, Personal Investor, Success, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Company Services.

     When comparing yield, total return and investment risk of shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Money market mutual funds may seek to offer a fixed price per share.

     The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                                   APPENDIX

Description of Moody's Investors Service, Inc. ("MOODY'S") Corporate Bond
Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of Standard & Poor's Corporation's ("S&P") Corporate Debt Ratings

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements:  Not Applicable.

(b)       EXHIBITS  - NORTHSTAR TRUST

         (1)      (a)  Declaration of Trust  (1)
         (2)      By-Laws  (1)
         (3)      N/A
         (4)      N/A
         (5)      (a)  Form of Investment Advisory Agreement
                  (b)  Form of Subadvisory Agreement for the Northstar
                       Fund*
         (6)      (a)  Form of Underwriting Agreements
         (7)      N/A
         (8)      Custody Agreement (3)
         (9)      Form of Administrative Services Agreement
         (10)     Opinion of Counsel*
         (11)     N/A
         (12)     N/A
         (13)     N/A
         (14)     N/A
         (15)     Form of Distribution and Service Plan
         (16)     N/A
         (17)     Power of Attorney (2)
         (18)     Form of Multiple Class Plan Pursuant to Rule 18f-3
         (27)     N/A
---------------------

                  NOTES TO EXHIBIT LISTING

*To be filed by amendment.

(1). Included in Registrant's Registration Statement filed August 24, 1993 and incorporated herein by reference.

(2). Included in Registrant's Post-Effective Amendment No. 6 filed November 1, 1995 and Post-Effective Admendment No. 8 filed February 28, 1996, and incorporated herein by reference.

(3). Included in Registrant's Post-Effective Amendment No. 7 filed December 29, 1995 and incorporated herein by reference.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


As of September 30, 1998, the Northstar _______ Fund, a series of the Registrant, had no security holders.

ITEM 27.  INDEMNIFICATION - NORTHSTAR TRUST

Section 4.3 of Registrant's Declaration of Trust provides the following:
(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


See "MANAGEMENT OF THE FUNDS" in the Prospectus and "Services of Northstar, the Sub-Adviser and the Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in the Registration Statement. Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 31, 1994.




                           POSITION WITH                      OTHER SUBSTANTIAL
                           INVESTMENT                         BUSINESS, PROFESSION
NAME                       ADVISER                            VOCATION OR EMPLOYMENT
---------                  ---------------------------      --------------------------------------------
John Turner                Director                           Chairman and CEO, ReliaStar
                                                              Financial Corp. and affiliates;
                                                              Director of Northstar Affiliates;
                                                              Trustee and Chairman, Northstar
                                                              Affiliated Investment Companies.

John Flittie               Director                           President, ReliaStar Financial Corp.
                                                              and affiliates; Director, Northstar
                                                              Affilates.

Mark L. Lipson             Chairman/CEO                       Director and Officer of Northstar
                           Director                           Distributors, Inc., Northstar
                                                              Administrators Corp. and Northstar,
                                                              Inc. Trustee and President, Northstar
                                                              Affiliated Investment Companies.

Robert J. Adler            Executive                          President Northstar Distributors, Inc.
                           Vice
                           President,
                           Sales &
                           Marketing

Jeffrey Aurigemma          Vice                               Vice President - Northstar Affiliated
                           President -                        Investment Companies
                           Investments                        and Portfolio Manager

Stephanie L. Beckner       Vice President,                    Vice President & Secretary of
                           Secretary and Counsel              Northstar Affiliates and the Northstar
                                                              Affiliated Investment Companies

Jeffrey Bernstein          Vice President -                   Vice President, Northstar
                           Investments                        Affiliated Investment Companies
                                                              and Portfolio Manager, Former
                                                              Portfolio Manager with Strong Capital
                                                              Management, Former Portfolio Manager with
                                                              Berkeley Capital. Former Assistant
                                                              Portfolio Manager with Bankers Trust
                                                              Corporation

Thomas Ole Dial            Executive                          Vice President, Northstar Affiliated
                           Vice                               Investment Companies, and
                           President -                        Principal, TD Associates Inc.
                           Chief Investment Officer
                           Fixed Income




Michael Graves             Vice                               Vice President - Northstar Affiliated
                           President                          Investment Companies
                           Investments

Mary Lisanti               Executive                          Vice President, Northstar Affiliated
                           Vice President                     Investment Companies, Former
                           Chief Investment Officer -         Portfolio Manager with Strong Capital
                           Equities                           Management, Former Managing Director and
                                                              Portfolio Manager with Bankers Trust Corporation

Agnes Mullady              Sr. Vice                           Vice President & Treasurer of
                           President                          Northstar Affiliates and the Northstar
                           and CFO                            Affiliated Investment Companies

Mark Sfarra                Vice                               Vice President - Northstar
                           President -                        Distributors, Inc.
                           Marketing

Stephen Vondrak            Vice                               Vice President - Northstar
                           President -                        Distributors, Inc., Former Regional
                           Sales & Marketing                  Marketing Manager with Roger
                                                              Engemann and Associates from
     `                                                        1991-1994.

Geoffrey Wadsworth         Vice President-                    Vice President - Northstar Affiliated
                           Investments                        Investment Companies
                                                              and Portfolio
                                                              Manager




ITEM 29. PRINCIPAL UNDERWRITER


(a) See "HOW THE FUNDS ARE ORGANIZED AND MANAGED", "MEET THE PORTFOLIO MANAGERS" and "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Northstar, 300 First Stamford Place, Stamford, CT 06902.




(b)  (1)                            (2)                                         (3)
Name and Principal                  Position and Offices                        Position and Offices
Address                             with Underwriter                            with Registrant
------------------                  --------------------                        --------------------
John Turner                         Director                                    Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

John Flittie                        Director                                    None
20 Washington Ave. South
Minneapolis, MN



Mark L. Lipson                      Chairman & Director                         Trustee and President

Robert J. Adler                     President                                   None

Mark Blinder                        Reg. Vice President                         None

Mike Brescia                        Reg. Vice President                         None

Jennifer Byrne                      Reg. Vice President                         None

Eugene Carlin                       Reg. Vice President                         None

Charles Dolce                       Reg. Vice President                         None

Chris Erbeck                        Reg. Vice President                         None

Neil Gargiulo                       Reg. Vice President                         None

Justin Gross                        Reg. Vice President                         None

Edward Ittner                       Reg. Vice President                         None

Nancy Lavin                         Reg. Vice President                         None

Scott Lander                        Reg. Vice President                         None

David Linton                        Reg. Vice President                         None

Stephen O'Brien                     Reg. Vice President                         None

Greg Ratto                          Reg. Vice President                         None

Don Rhodes                          Reg. Vice President                         None

Gregg Smyth                         Reg. Vice President                         None

Stephen Vondrak                     Vice President                              None

Mark  Sfarra                        Vice President                              None

John Wyckoff                        Reg. Vice President                         None

Stephanie L. Beckner                Vice President, Secretary & Counsel         None

Agnes Mullady                       Vice President                              Vice President
                                    & Treasurer                                 & Treasurer

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


State Street Bank and Trust Co. maintains such records as Custodian and Fund Accounting Agent for the Northstar Trust:


     (1) Receipts and delivery of securities including certificate numbers;
     (2) Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4) Fund Accounting Records.



First Data Investor Services Group, ("First Data") maintains the following records at One Exchange Place, 11th Floor, Boston, Massachusetts, 02109, as Transfer Agent and Blue Sky Administrator for the Northstar Trust:


     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates, number of shares and share prices of each account;
     (3)  Fund Accounting Records; and
     (4)  State Securities Regisitration Records.


All other records required by item 30(a) are maintained at the office of the Administrator, 300 First Stamford Place, Stamford, CT 06902.


ITEM 31.  Management Services

Not Applicable.

ITEM 32.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Stamford and the State of Connecticut on the 22nd day of October, 1998.


                                   REGISTRANT

                              By: MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson*, President

     SIGNATURES                    TITLE                               DATE

     JOHN G. TURNER                 Chairman and                  October 22, 1998
     John G. Turner*                Trustee

     MARK L. LIPSON                 Trustee                       October 22, 1998
     Mark L. Lipson*

     JOHN R. SMITH                  Trustee                       October 22, 1998
     John R. Smith*

     PAUL S. DOHERTY                Trustee                       October 22, 1998
     Paul S. Doherty*

     DAVID W. WALLACE               Trustee                       October 22, 1998
     David W. Wallace*

     ROBERT B. GOODE, JR.           Trustee                       October 22, 1998
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                 Trustee                       October 22, 1998
     Alan L. Gosule*

     DAVID W.C. PUTNAM              Trustee                       October 22, 1998
     David W.C. Putnam*

     WALTER H. MAY, JR.             Trustee                       October 22, 1998
     Walter H. May, Jr.**

     AGNES MULLADY                  Principal Financial           October 22, 1998
     Agnes  Mullady                 and Accounting Officer

By:  AGNES MULLADY*
         Agnes Mullady
         Attorney-in-fact

* Executed pursuant to powers of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 6; Northstar Government Securities Fund - PEA No. 15; Northstar Balance Sheet Opportunities Fund - PEA No. 14; Northstar Growth Fund - PEA No. 14; Northstar Special Fund - PEA No. 14; and Northstar High Yield Fund - PEA No.10.

** Executed pursuant to power of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 8; Northstar Government Securities Fund - PEA No. 17; Northstar Balance Sheet Opportunities Fund - PEA No. 16; Northstar Growth Fund - PEA No. 16; Northstar Special Fund - PEA No. 16; and Northstar High Yield Fund - PEA No. 12 .

                                INDEX TO EXHIBITS
                             ----------------------

                                 NORTHSTAR TRUST

Exhibit No. Under
Part C of Form N1-A                 Name of Exhibit                                     Page Number Herein
-----------------                   -------------                                        -----------------

(5)                         Form of Investment Advisory

(6)                         Form of Underwriting Agreements

(9)                         Form of Administrative Services Agreement

(15)                        Form of Distribution and Service Plan

(18)                        Form of Multiple Class Plan Pursuant to Rule 18f-3